Label	Element	Value
PACE® Small/Medium Co Value Equity Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

January 24, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Small/Medium Co Value Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, at the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the funds' manager, the Trust's Board of Trustees has appointed Huber Capital Management LLC ("Huber Capital") to serve as a new subadvisor to PACE Small/Medium Co Value Equity Investments, a series of the Trust (a "fund"). Huber Capital will assume investment advisory responsibility with respect to the fund's portfolio effective on or around January 24, 2017.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Small/Medium Co Value Equity Investments
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I. PACE Small/Medium Co Value Equity Investments

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 47 of the Multi-Class Prospectus and page 45 of the Class P Prospectus is revised by inserting the following as the fourth bullet point under the third paragraph of that section:

•  A "deep value" strategy that seeks long-term total investment return through capital appreciation, generally investing in common stocks of US companies that are considered to be undervalued.

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The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 48 of the Multi-Class Prospectus and page 47 of the Class P Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Huber Capital assumed day-to-day management of a separate portion of the fund's assets on January 24, 2017.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.